Property, Plant and Equipment, Net (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 11,437	$ 9,895
Interest Costs Capitalized	0	13	30
Accumulated depreciation, depletion and amortization	5,511	4,441
Net book value December 31,	5,926	5,454
Capital Leases Balance Sheet Assets By Major Class Net	48	50
Mine Development [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	6,590	5,604
Building And Building Improvements [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	3,263	2,957
Mining Properties And Mineral Rights [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	1,045	1,053
Construction In Progress [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	502	251
Land [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Gross	$ 37	$ 30